Restructuring, Impairment and Plant Closing and Transition Costs - Accrued Liabilities by Initiatives (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Accrued liabilities by initiatives
Accrued liabilities	$ 13	$ 22
2019 initiatives and prior
Accrued liabilities by initiatives
Accrued liabilities	8	8
2020 initiatives
Accrued liabilities by initiatives
Accrued liabilities	$ 5	$ 14